INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS UNDER EQUITY METHOD
8.	INVESTMENTS UNDER EQUITY METHOD

The Group had, in total, twelve equity method investees which are engaged in provision of digital mobile television advertising services in the PRC as of December 31, 2014 and 2015, respectively. The Group has accounted for these investments using the equity method of accounting. There is nil, nil and $537,939 impairment loss recognised on the investments under equity method for the year ended December 31, 2013, 2014 and 2015, respectively. No impairment loss recognised on the investments under equity method is related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.

The combined results of operations and financial position of these investments are summarized below:

	Year ended December 31,
	2013	2014	2015
Condensed statement of operations information:
Revenue	$12,436,311	$17,260,168	$14,237,107
Net income	226,421	118,987	1,082,880

Group’s equity in net income of investees	$110,362	$55,524	$529,642

	December 31,
	2014	2015
Condensed balance sheet information:
Current assets	$15,227,141	$16,482,244
Non-current assets	3,209,706	2,173,274

Total assets	18,436,847	18,655,518

Current liabilities	5,832,265	5,716,659
Non-current liabilities	392,352	394,703
Equity	12,212,230	12,544,156

Total liabilities and equity	18,436,847	18,655,518

Group’s share of net assets	$5,983,993	$6,146,636

As of December 31, 2014 and 2015, the carrying value of the Group’s investments under the equity method was $7,431,629 and $6,874,627, respectively. The difference between the carrying value of the Group’s investments under the equity method and the Group’s share in its investees’ net assets was attributable to the elimination of unrealised profits on the sales of certain media display equipment to its investees; and the adjustment attributable to intangible assets, which represent the broadcasting rights contributed by the investors, identified on formation and its related amortization (see Note 2(ae)).